INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
4. INVESTMENT PROPERTIES

As at December 31,	2020	2019
Income-producing properties	$5,786,338	$4,377,623
Properties under development	31,488	51,310
Land held for development	37,757	28,966
	$5,855,583	$4,457,899

Changes in investment properties are shown in the following table:

Years Ended December 31,	2020			2019
	Income- producing properties	Properties under development	Land held for development	Income- producing properties	Properties under development	Land held for development
Balance, beginnin g of year	$4,377,623	$51,310	$28,966	$3,415,786	$17,009	$3,984
Maintenance or improvements	3,997	—	—	3,272	—	—
Leasing commissions	3,449	—	—	1,079	—	—
Tenant allowances	1,784	—	—	515	—	—
Developments or expansions	12,582	39,083	458	3,641	27,250	—
Acquisitions (note 3)	1,000,618	35,777	9,264	951,065	8,932	24,939
Costs to complete acquired property (note 6)	8,622	—	—	—	—	—
Disposals (note 5)	(31,276)	—	—	—	—	—
Transfer to income-producing properties	97,733	(97,733)	—	—	—	—
Classified as assets held for sale	—	—	—	(61,120)	—	—
Amortization of straight-line rent	8,842	—	—	5,074	—	—
Amortization of tenant allowances	(5,321)	—	—	(5,122)	—	—
Other changes	(16)	—	—	189	—	—
Fair value gains (losses), net	273,914	(145)	(332)	243,351	(135)	557
Foreign currency translation, net	33,787	3,196	(599)	(180,107)	(1,746)	(514)
Balance, end of year	$5,786,338	$31,488	$37,757	$4,377,623	$51,310	$28,966

The Trust determines the fair value of an income-producing property based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting market conditions and lease renewals at the applicable balance sheet dates, less future cash outflows in respect of such leases. Fair values are primarily determined by discounting the expected future cash flows, generally over a term of 10 years, plus a terminal value based on the application of a capitalization rate to estimated year 11 cash flows. The fair values of properties under development are measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. The Trust measures its investment properties using valuations prepared by management. The Trust does not measure its investment properties based on valuations prepared by external appraisers but uses such external appraisals as data points, together with other external market information accumulated by management, in arriving at its own conclusions on values. Management uses valuation assumptions such as discount rates, terminal capitalization rates and market rental rates applied in external appraisals or sourced fr
o
m valuation experts; however, the Trust also uses its historical renewal experience with tenants, its direct knowledge of the specialized nature of certain of Granite’s portfolio and tenant profile and its knowledge of the actual condition of the properties in making business judgments about lease renewal probabilities, renewal rents and capital expenditures. There has been no change in the valuation methodology during the year.
Refer to note 2(q) for a discussion of the impact of the
COVID-19
pandemic on the Trust’s business and operations, including the valuation of investment properties.
Included in investment properties is $27.2 million (2019 — $18.9 million) of net straight-line rent receivable
s
arising from the recognition of rental revenue on a straight-line basis over the lease term.

Details about contractual obligations to purchase, construct and develop properties can be found in the commitments and contingencies note (note 21).
Tenant minimum rental commitments payable to Granite on
non-cancellable
operating leases as at December 31, 2020 are as follows:

2021	$329,686
2022	323,125
2023	289,622
2024	211,997
2025	189,542
2026 and thereafter	1,042,995
$2,386,967
Valuations are most se
n
sitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2020			2019
	Weighted average (1)	Maximum	Minimum	Weighted average (1)	Maximum	Minimum
Canada
Discount rate	5.71%	6.25%	5.25%	5.90%	8.75%	5.25%
Terminal capitalization rate	5.22%	5.50%	4.75%	5.55%	8.00%	5.00%

United States
Discount rate	6.18%	9.25%	5.00%	6.41%	9.50%	5.00%
Terminal capitalization rate	5.58%	8.50%	4.75%	6.23%	8.75%	5.25%

Germany
Discount rate	6.85%	9.00%	5.50%	6.83%	8.25%	5.70%
Terminal capitalization rate	5.83%	8.25%	4.50%	6.31%	8.75%	5.00%

Austria
Discount rate	8.58%	10.50%	8.25%	7.96%	10.00%	7.00%
Terminal capitalization rate	7.47%	9.75%	7.00%	7.34%	9.75%	6.75%

Netherlands
Discount rate	4.99%	6.25%	4.40%	5.24%	6.00%	4.70%
Terminal capitalization rate	5.58%	7.40%	4.80%	6.14%	7.55%	5.60%

Other
Discount rate	7.32%	7.50%	7.00%	8.25%	10.00%	7.25%
Terminal capitalization rate	6.97%	9.75%	6.00%	8.20%	9.75%	6.25%

Total
Discount rate	6.38%	10.50%	4.40%	6.60%	10.00%	4.70%
Terminal capitalization rate	5.82%	9.75%	4.50%	6.32%	9.75%	5.00%

(1)	Weighted based on income-producing property fair value.

The table below summarizes the sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$5,571,937	$(214,401)	$5,503,884	$(282,454)
+25 basis points	5,677,809	(108,529)	5,638,929	(147,409)
Base rate	5,786,338	—	5,786,338	—
-25 basis points	5,897,286	110,948	5,947,585	161,247
-50 basis points	$6,011,034	$224,696	$6,125,131	$338,793